April 27, 2026
Summary Prospectus For New Investors In Gold Track Select Variable Annuity Contracts
Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company
This summary prospectus summarizes key features of Gold Track Select, a flexible premium deferred variable annuity contract (the “Contract” or “Income Annuity”) issued by Metropolitan Life Insurance Company (the “Company”, “MetLife”, “our”, “us” or “we”). The Contract is available for use in connection with the following retirement plans or programs: 401(a) Plans, 401(k) Plans, and 403 Plans. This version of the Contract is only available in New York State.
The Contract’s Value will vary daily to reflect the investment experience of the Divisions in your Contract You select and, subject to availability, the interest credited to the Registered Fixed Account Option. Before You invest, You should also review the prospectus for the Contracts and the prospectus for the Registered Fixed Account Option. The Prospectuses contain information about the Contracts and Metropolitan Life Separate Account E, including information about charges and market value adjustments, which You should know before investing. Keep these Prospectuses for future reference which contains more information about the Contract’s features, benefits, and risks. You can find the document for the Deferred Annuities and other information about the Deferred Annuities online at https://dfinview.com/metlife/PUFT/MET000259. You can also obtain this information at no cost by calling (833) 642-1008 or by sending an email request to us through our website at RCG@metlife.com.
You may cancel your Contract within 10 days of receiving it without paying fees or penalties. Upon cancellation, You will receive either a full refund of the amount You paid with your application or your total Contract Value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. As noted in Appendix A, if your annuity was issued in connection with an employer plan, not all Portfolios are available under all Contracts and You should ask your employer for a list of available Portfolios.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals can result in surrender charges, taxes, and tax penalties, if applicable.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Summary Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. We do not guarantee how any of the Divisions or Portfolios will perform. Interests in the Separate Account and the Registered Fixed Account Option are not deposits or obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency or person. MetLife’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The Contracts are not intended to be offered anywhere that they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Contracts other than the information in this Summary Prospectus, the Prospectus, supplements to the Prospectus or any sales material we authorize.

OVERVIEW OF THE CONTRACT
Purpose of the Contract
The Contract is intended for retirement savings or other long-term investment purposes. This version of the Contract is only available in New York State. The Contract can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers a death benefit to protect your designated beneficiaries. The Contract also provides tax deferred accumulation of assets as well as favorable tax treatment of insurance proceeds. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolios.
Phases of the Contract
The Contract has two phases: (i) the accumulation phase or “pay-in” phase; and (ii) the income phase or “payout” phase.
(1)
Accumulation (Pay-in) Phase
To help You accumulate assets, You can invest your purchase payments in:
●
Portfolio Companies, each of which has its own investment strategies, investment advisers, expense ratios, and returns; and
●
a Registered Fixed Account Option, which offers a guaranteed interest rate during a selected period.
Additional information about the Registered Fixed Account Option, as well as each Portfolio Company including its fund type, advisers and any subadviser as well as current expenses and certain performance information is included in Appendix A.
(2)
Income (Pay-out) Phase
You can elect to annuitize your Contract and turn your Account Value into a stream of income payments (sometimes called annuity payments) from MetLife, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options You select.
Please note that if You annuitize, your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from your Contract. All benefits terminate upon annuitization.
During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as ordinary income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from your Contract. The amount of money You accumulate on a tax-deferred basis and are taxed as ordinary income in your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once You choose your Annuity options and begin to receive payments, it cannot be changed.

Contract Features
Gold Track Select provides for variable annuity payments that begin at the Maturity Date (Annuity Commencement Date). Variable annuity payments fluctuate with the investment results of the Portfolio Companies.
Your Contract includes a basic death benefit that will pay your designated beneficiaries the Contract Value at the time of your death.
The death benefit applies before the payout phase upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming You are the Annuitant, if You die before You move to the payout phase, the person You have chosen as your Beneficiary will receive a death benefit. There is no death benefit after the payout phase begins; however, depending on the Annuity option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary. The death benefit paid depends on your age at the time of your death. We calculate the death benefit value at the close of the business day on which our Administrative Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.
Accessing Your Money
Until You annuitize, You have full access to your money. You can choose to withdraw your Account Balance at any time prior to the Annuity Commencement Date. You may have to pay a Withdrawal Charge. Withdrawals may be subject to a Withdrawal Charge. Withdrawals from the Registered Fixed Account Option are made on a last-in, first-out basis. You may also pay income taxes, including a tax penalty if You are younger than age 59 1∕2.
Tax Treatment
You can transfer money between investment options without tax implications. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Additional Features and Dollar Cost Averaging
You may select from among additional features to help You manage your money based on your risk tolerance and savings goals. Some of the options will incur a charge.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are there Charges or Adjustments for Early Withdrawals?
Yes. If You withdraw money from the Contract less than 9 Contract
Years after You purchased the Contract, You may be assessed a withdrawal charge of up to 5% of Contract Value withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. In addition, if there is a Contract Discontinuance, a Market Value
Adjustment will be applied prior to assessing any surrender charges.
Fees
Are there Transaction Charges?
Yes. In addition to withdrawal charges, You also may be charged for other transactions such as charges for transferring Account Value among Divisions, between the Divisions and the Registered Fixed
Account Option, taking a loan, making a withdrawal under the
Variable Liquidity Benefit as well as any applicable premium tax charge.
Although we do not currently charge a fee for transfers of Account
Value among Divisions or between the Divisions and the Registered
Fixed Account Option, we reserve the right to restrict the number of transfers and impose a transfer fee of $10 for each transfer.
Fees

	FEES, EXPENSES AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are there Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
Fees
	Annual Fee	Minimum	Maximum
	Base Contract	0.30% (1)	1.30% (1)
	Portfolio fees and expenses	0.27% (2)	1.13% (2)
(1)
As a percentage of your Contract Value. The maximum Base
Contract fee consists of a maximum Mortality & Expense Risk
Charge of 1.20% and a maximum Administrative Charge of
0.10%.
(2)
As a percentage of average daily net assets of the Portfolios.

Because your Contract is customizable, the choices You make affect how much You will pay. To help understand the cost of owning your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$556	$2,181
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Portfolio fees
and expenses
● No optional benefits
● No sales charges and no Market
Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

Assumes:
●Investment of $100,000
● 5% annual appreciation
● Most expensive Portfolio
fees and expenses
● No sales charges and no
Market Value Adjustment
● No additional purchase
payments, transfers or
withdrawals

	RISKS			LOCATION IN PROSPECTUS
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including loss of principal.			Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
● Amounts withdrawn from the Contract may result in surrender charges, tax, and tax penalties.
● Withdrawal charges may apply for up to 9 Contract years after You purchase the Contract. Withdrawal charges will reduce the value of your Contract if You withdraw money during that time.
● The benefits of tax deferral mean that the Contract is more beneficial to investors with a long time horizon.
● Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them. You may also have to pay a penalty if
You take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract

	RISKS	LOCATION IN PROSPECTUS
What are the Risks Associated with the Investment Options?
● An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract (e.g., Portfolios).
● Each investment option (including under the Registered Fixed
Account Option) will have its own unique risks.
●  You should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract (including under the Registered
Fixed Account Option) is subject to the risks related to the
Company. Any obligations, guarantees, or benefits, including any death benefit, are subject to the claims-paying ability of the
Company, and our long term ability to make such payments, and are not guaranteed by any other party. MetLife is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account.
However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including its financial strength ratings, is available upon request by visiting
https://www.metlife.com/about-us/corporate-profile/ratings.
Principal Risks of Investing in the Contract
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are there Restrictions on the Investment Options?
Yes. Although we do not currently charge a fee for transfers among
Divisions or between the Divisions and the Registered Fixed Account
Option, we reserve the right to impose a transfer fee of $10 for each transfer. We reserve the right to add, remove or substitute Portfolios.
The Company also has policies and procedures that attempt to detect and deter frequent transfers in situations where we
determine there is a potential for arbitrage trading, and in those instances, there are additional limits that apply to transfers. We also reserve the right with 30 days advance written notice to restrict purchase payments and/or transfers into the Registered Fixed
Account Option whenever the credited interest rate is equal to the minimum Guaranteed Interest Rate specified in your Contract. In addition, no transfers are allowed between the Registered Fixed
Account Option and any Competing Fund.
Transfers
Are There any Restrictions on Contract Benefits?	No.
	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.
● There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account
(IRA).
● If your Contract was purchased through a tax-qualified plan or
IRA, withdrawals will be subject to ordinary income tax. If your
Contract is not tax-qualified, earnings on your Contract will be subject to ordinary income tax when You withdraw them. You may also have to pay a penalty if You take a withdrawal before age
59 1∕2.
Federal Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because
MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Other Information - Distribution of the Contracts
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own your existing
Contract.
Miscellaneous Contract Provisions - Contract Exchanges
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract:
Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit
The Contract’s Death
Proceeds prior to age
75 are the greater of:
(1) the sum of all
purchase payments
adjusted for any
premium tax,
outstanding loan
amount, and prior
partial withdrawals; or
(2) your current
Account Balance. The
Contract's Death
Proceeds on or after
age 75 is your current
Account Balance.
		Standard	None	● Withdrawals or loans could significantly reduce the benefit.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows You to invest a fixed amount of money in certain Divisions each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase.	Standard	None
●You must have a
minimum total
Account Value of
$5,000 to enroll in
the DCA Program.
● The minimum
amount that may be
transferred through
this program is $400.
● Under the DCA
Program, automated
transfers from the
Registered Fixed
Account Option may
not deplete your
Registered Fixed
Account Option
value in less than
twelve months from
your enrollment in
the DCA Program.

Automatic Rebalancing	You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.	Standard	None
Systematic Withdrawal Option	Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year.	Standard	None
● Any applicable
income and penalty
taxes will apply on
amounts withdrawn.
Withdrawals in
excess of any annual
free withdrawal
allowance may be
subject to a
withdrawal charge.
● To elect systematic
withdrawals You
must have an
Account Value of at
least $5,000
●Withdrawals must be
at least $50.

Name of Benefit*	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Variable Liquidity Benefit
This option permits the
Contract Owner to take
additional withdrawals
or surrender the
Contract after the
contract has been
annuitized. This option,
if available, may be
elected only at the time
of annuitization and is
only available with the
variable annuity option
with payments for a
fixed period. A
maximum charge of 5%
of additional amounts
withdrawn or
surrendered will be
assessed.
		Optional	5% of additional amounts withdrawn or surrendered	● Available only with the Variable Annuity option “Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency.”
*
If your annuity was issued in connection with an employer plan, You should check with your employer regarding the availability of optional benefits.
BUYING THE CONTRACT
The Contract is currently available for use in connection with qualified retirement Plans (which include Contracts qualifying under Sections 401 and 403, of the Code). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for You.
Purchase Payments
Your purchase payments will be invested in the investment options that You choose.
The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.
We will apply the initial Purchase Payment within two business days after we receive it at our Administrative Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt, we will return the Purchase Payment in full, unless You specifically consent for us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled.
We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if received in Good Order by our Administrative Office by 4:00 p.m. Eastern Time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.
We will provide You with the address of our Administrative Office to which subsequent Purchase Payments are to be sent.
If You send subsequent Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to your Contract.
MAKING WITHDRAWALS: ACCESSING THE MONEY IN YOUR CONTRACT
Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. A Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan. You may submit a written withdrawal request, which must be received at our Administrative Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit Value calculated as of the Maturity Date.
We may defer payment of any partial withdrawal or Cash Surrender Value for up to seven days after we receive the request in Good Order. The Cash Surrender Value equals the Contract Value less any applicable withdrawal charge, and outstanding loans. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.
We may withhold payment of Cash Surrender Value or loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, facsimile (also referred to as “fax”), email, the Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
If your Contract is issued as part of a 403(b) Plan, there are restrictions on your ability to make withdrawals from your Contract. You generally may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless You are (a) age 59 1∕2; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. You should consult with your tax adviser before making a withdrawal from your Contract. Similar restrictions may apply if your Contract is part of a 401 Plan.

ADDITIONAL INFORMATION ABOUT FEES
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.
Transaction Fees
Withdrawal Charge (as a percentage of the amount withdrawn)(1)	5%
Transfer Fee(2)	$10
Loan Initiation Fee(3)	$75
Variable Liquidity Benefit Charge(4)	5%
Premium Tax Charges(5)	3.50%
(1)
The charge is calculated according to the following schedule:
Contract Year	Withdrawal Charge
0-2	5%
3-4	4%
5-6	3%
7-8	2%
9 and Later	0%
For Contracts issued to deferred compensation Plans, tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Account Value as of the previous Contract anniversary) available each year after the first Contract Year.
(2)
Although we do not currently charge a fee for transfers among Divisions or between the Divisions and the Registered Fixed Account Option, We reserve the right to restrict the number of transfers and impose a transfer fee of $10.
(3)
Loans will be charged an initial set-up fee of $75. This fee may be waived or reduced for certain Plans.
(4)
As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.
(5)
Premium taxes if applicable, depend on the Contract You purchased and your home state or jurisidiction and range from 0% to 3.50% of Account Value (or, if applicable, purchase payments).
The next table describes adjustments, in addition to any transaction expenses, that apply upon Contract Discontinuance.
Adjustments
Registered Fixed Account Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of the amounts allocated to the Registered Fixed Account Option)(1)	100%
(1)
A Market Value Adjustment will apply to amounts allocated to the Registered Fixed Account Option to any allocations to the Registered Fixed Account Option upon any Contract Discontinuance. The actual amount of the market value adjustment is determined by a formula that depends on, among other things, the relationship between the rate of interest credited to the funds on deposit under the Registered Fixed Account Option at the time of Contract Discontinuance and the rate of interest credited on new deposits at the time of Contract Discontinuance. See "Market Value Adjustment" in the Statement of Additional Information for more information.
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Portfolio fees and expenses.
Annual Contract Expenses
Base Contract Expenses (as a percentage of average daily net assets of the Separate Account)*	1.30%
Loan Maintenance Fee (per loan outstanding paid quarterly)	$50(1)
*
This percentage is the maximum percentage which may be charged. The maximum Base Contract Expenses consist of a maximum Mortality & Expense Risk Charge of 1.20% and a maximum Administrative Charge of 0.10%.
(1)
This fee may be waived or reduced for certain Plans.
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. Expenses may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found in “Appendix A - Investment Options Available Under the Contract”at the back of this Prospectus.
Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses (as a percentage of daily net assets) Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	0.27%	1.13%
Certain Portfolios that have “Acquired Fund Fees and Expenses” may be “fund of funds.” A fund of funds invests substantially all of its assets in other portfolios. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those portfolios, including the management fee.
Examples
The Examples are intended to help You compare the cost of investing in the Divisions with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses and Annual Portfolio Company Expenses.
The Examples assume all Account Value is allocated to the Divisions. Your costs could differ from those shown below if You invest in the Registered Fixed Account Option.
All of the Examples assume that You invest $100,000 in the Separate Account of the Contract for the time periods indicated, that there are no exchanges or other transactions, and that your investment has a 5% return each year. The maximum in Examples 1 and 2 assume the most expensive combination of Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses) and the maximum Base Contract Expense of 1.30%. The minimum in Examples 1 and 2 assume the least expensive combination of Annual Portfolio Company Expenses and the maximum Base Contract Expense of 1.30%. Example 3 assumes that the maximum amount includes the most expensive combination of Annual Portfolio Company Expenses (without reimbursement and/or waiver of expenses), the maximum Base Contract Expense of 1.30% and the election of the Variable Liquidity Benefit (optional benefit) at annuitization. The minimum in Example 3 assumes the least expensive combination of Annual Portfolio Company Expenses, the maximum Base Contract Expense of 1.30% and no optional benefit is elected. Your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period
Maximum	$7,330	$10,779	$14,991	$26,312
Minimum	$6,470	$8,168	$10,589	$17,271
Example 2
	1 Year	3 Years	5 Years	10 Years
If you do not surrender your Contract at the end of the applicable time period
Maximum	$2,330	$7,179	$12,291	$26,312
Minimum	$1,470	$4,568	$7,889	$17,271
Example 3
	1 Year	3 Years	5 Years	10 Years
If you annuitize your Contract at the end of the applicable time period
Maximum	$12,103	$15,358	$19,575	$30,856
Minimum	$6,470	$8,168	$10,589	$17,271

GLOSSARY
Account Value, Account Balance or Contract Value  —  When You purchase a Contract, an account is set up for You. Your Account Value (also referred to as Account Balance or Contract Value) is the total amount of money in your Contract including money in the Divisions of the Separate Account and the Registered Fixed Account Option.
Accumulation Period — The period before the commencement of Annuity Payments.
Accumulation Unit Value — An accounting unit of measure used to calculate Contract Value before Annuity Payments begin.
Administrative Office — Our Administrative Office varies based on the type of service request or transaction that You are making. The most recent correspondence, purchase payment stub or quarterly statement sent to You will have the address and telephone number that You can use to contact us for specific transactions and requests. We will notify You if there are changes to this information.
Allocated Contracts — A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.
Annuitant — A natural person on whose life the Maturity Date depends and Annuity Payments are made, sometimes referred to as the measuring life.
Annuity — Payment of income for a stated period or amount.
Annuity Payments — A series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — The period following commencement of Annuity Payments.
Annuity Unit — An accounting unit of measure used to calculate the amount of Annuity Payments.
Annuity Unit Value — With a variable pay-out option, the money paid-in or reallocated into a Division of the Separate Account is held in the form of Annuity Units. Annuity Units are established for each Division. We determine the value of these Annuity Units as of the close of the New York Stock Exchange each day the New York Stock Exchange is open for regular trading. The New York Stock Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios, the experience factor for the current valuation period, the daily AIR and the Separate Account charge.
Assumed Investment Rate (AIR) — Under a variable payout option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Division to determine all subsequent payments to You.
Beneficiary(ies) — The person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — The Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

Certificate — (If Applicable) the document issued to Participants under a master group Contract. Any reference in this Prospectus to the Contract includes the underlying Certificate.
Code — The Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our)  — Metropolitan Life Insurance Company (“MetLife”).
Competing Fund — Any investment option under the Plan, which, in our opinion, consists primarily of fixed-income securities and/or money market instruments.
Contract —  A Contract is the legal agreement between You and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to You under certain group Allocated Contracts.
Contract Date — The date on which the Contract or Certificate, if applicable, is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Discontinuance — Termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.
Contract Owner — The person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Year — Twelve-month periods beginning with the Contract Date, or any anniversary thereof.
DCA Program — Pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.
Death Report Date — The day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Declared Interest Rate(s)  — For allocations to the Registered Fixed Account Option (if available), one or more rates of interest which may be declared by MetLife. Such rates will never be less than the Guaranteed Interest Rate stated in the Contract and may apply to some or all of the values under the Registered Fixed Account Option for periods of time determined by MetLife.
Deferred Annuity — This term is used throughout this Prospectus when we are referring to the Deferred Annuities.
Division — That portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.
Early Withdrawal Charge — The Early Withdrawal Charge is an amount We deduct from your Account Value if You withdraw money prematurely from your Contract. This charge is often referred to as a deferred sales load or back-end sales load. In addition, in the event of a Contract Discontinuance, You could incur a Market Value Adjustment and receive less than the amount of the withdrawal.

ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Excess Plan Contributions —  Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.
Fixed Annuity — An Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Good Order — A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone, facsimile (also referred to as “fax”), email or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, email, Internet or other means are genuine. Any telephone, fax, email or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, You will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax, email or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
The information and documentation required for a request to be in “Good Order” generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative (where applicable) before submitting the form or request.
Guarantee Period — Each Purchase Payment allocated to the Registered Fixed Account Option, if available, receives a declared interest rate that is guaranteed for a series of specified “Guarantee Periods." The initial Guarantee Period for a Purchase Payment is the twelve-month period from the date the Purchase Payment is received. At the end of that initial twelve-month Guarantee Period, a "renewal" interest rate will be declared for that Purchase Payment. The Guarantee Period for that first renewal interest rate will be the period from the end of the initial Guarantee Period to the end of that calendar year. The second and all subsequent renewal rates will be declared each January 1st thereafter and the corresponding Guarantee Period will be through December 31st of that year.
Guaranteed Interest Rate  — The effective interest rate credited to the Registered Fixed Account Option, if available, during a Guarantee Period.

Home Office — The Home Office of Metropolitan Life Insurance Company is 200 Park Avenue New York, NY 10166.
Individual Account — An account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Market Adjusted Value — The value of funds held in the Registered Fixed Account Option increased or decreased by the Market Value Adjustment.
Market Value Adjustment — A Market Value Adjustment (which may be positive or negative) may be made to your Plan's Cash Value in the Registered Fixed Account Option upon Contract Discontinuance. The Plan would then determine any allocation of such adjustment to each Participant's Cash Value. A Market Value Adjustment reflects the relationship between the rate of interest credited to the funds on deposit under the Registered Fixed Account Option at the time of Contract Discontinuance to the rate of interest credited on new deposits at the time of Contract Discontinuance.
Maturity Date/Annuity Commencement Date — The date on which the Annuity Payments are to begin (referred to in the Prospectus as Maturity Date).
MetLife — MetLife is Metropolitan Life Insurance Company, which is the company that issues the Contract. Throughout this Prospectus, MetLife is also referred to as the “Company,” “We,” “Us,” or “Our.”
Net Investment Rate — Assumed investment return during the Annuity Period for a Variable Annuity.
Participant — An individual participating under a group Contract or an eligible person who is a member in the Plan.
Payment Option — An Annuity or income option elected under your Contract.
Pay-Out Options/Income Options — These are options that You may elect when You convert your Contract into a regular stream of income after your “pay-in” or “accumulation” phase. The pay-out phase is often referred to as either “annuitizing” your Contract or taking an income annuity.
Plan  — For a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401 or 403 of the Code.
Plan Administrator — The corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Plan Termination — Termination of your Plan, including partial Plan Termination, as determined by us.
Plan Trustee — The trustee specified in the Contract specifications.
Premium Tax — The amount of tax, if any, charged by the state or municipality.
Purchase Payments — The premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — A Contract used in a retirement Plan or program that is intended to qualify under Sections 401 or 403(b) of the Code.
Registered Fixed Account Option — The Registered Fixed Account Options available as a companion Contract with this Gold Track Select variable annuity contracts, available in New York State, and registered with the SEC.

Separate Account — A segregated account, the assets of which are invested solely in the Portfolios. The assets of the Separate Account are held exclusively for the benefit of participants in the Separate Account. The Separate Account is Metropolitan Life Separate Account E.
Third Party Administrator (“TPA”) — An entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
Unallocated Contracts  — An unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA. Unallocated Annuity Contracts are issued to an employer or the trustee(s) or custodian of an employer’s Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner.
Underlying Fund or Portfolio Company — A portfolio of an open-end management investment company that is registered with the SEC in which the Division invests.
Valuation Date — A day on which the New York Stock Exchange is open for business. The value of each Subaccount is determined as of the close of the New York Stock Exchange on such days.
Valuation Period — The period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — An Annuity with respect to which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Divisions in a Variable Annuity.
Written Request — Written instructions or information sent to us in a form and content satisfactory to us and received in Good Order at our Administrative Office.
You —  In this Prospectus, depending on the context, “You” may mean either the owner of the Contract or the Participant or Annuitant under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for annuities funding certain 403(a), 401(k) and 401(a) plans and Tax Sheltered Annuities (“TSAs”) under which the employer retains certain rights, “You” means the trustee or employer. Under annuities funding certain 403(a), 401(k), 401(a) plans and TSAs where the Participant or Annuitant is allowed to choose among investment choices, “You” means the Participant or Annuitant who is giving us instructions about the investment choices. In connection with a 403(b) plan termination, as of the date of the Contract or cash distribution under such distribution, “You” means the Participant who has received such Contract or cash distribution. The terms “TSA” and “403(b)” are synonymous wherever they appear in this Prospectus and Statement of Additional Information.

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/metlife/PUFT/MET000259. You can also request this information at no cost by calling (833) 642-1008, by sending an email request to RCG@metlife.com, or through your registered representative. If your annuity was issued in connection with an employer plan, the availability of Portfolios may vary by employer and You should ask your employer for a list of available Portfolios.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may include. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	American Funds Global Growth Fund* - Class 2 Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
US Equity	American Funds Growth-Income Fund - Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Allocation	American Funds® Aggressive Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Allocation	American Funds® Balanced Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Allocation	American Funds® Moderate Allocation Portfolio - Class C Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
US Fixed Income	BlackRock High Yield Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Allocation	Brighthouse Asset Allocation 80 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class E Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
US Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
US Equity	Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Target Date	Freedom 2020 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Target Date	Freedom 2025 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.71%	14.23%	5.25%	7.75%
Target Date	Freedom 2030 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Target Date	Freedom 2040 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	18.44%	8.73%	10.59%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
Target Date	Freedom 2050 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.50%	9.15%	10.81%
Target Date	Freedom 2055 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.16%	—
Target Date	Freedom 2060 Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.85%	19.53%	9.17%	—
US Equity	Frontier Mid Cap Growth Portfolio* - Class D Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
US Equity	Invesco Comstock Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Global Equity	Invesco Global Equity Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
US Equity	Invesco Small Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
US Equity	Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
US Equity	Loomis Sayles Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
US Equity	LVIP ClearBridge Appreciation Fund - Standard Class (formerly known as ClearBridge Variable Appreciation Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
US Equity	LVIP ClearBridge Dividend Strategy Fund - Standard Class (formerly known as ClearBridge Variable Dividend Strategy Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Equity	LVIP ClearBridge Large Cap Growth Fund - Standard Class (formerly known as ClearBridge Variable Large Cap Growth Portfolio - Class I) Lincoln Financial Investments Corporation Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	6.82%	8.48%	10.10%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Allocation	MetLife Multi-Index Targeted Risk Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Allocation	MFS® Total Return Portfolio* - Class F Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
US Equity	MFS® Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.83%	13.00%	9.84%	9.99%
US Equity	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.80%	11.49%	9.83%	10.31%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 YEAR	5 YEAR	10 YEAR
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
US Fixed Income	PIMCO Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
International Equity	State Street Emerging Markets Enhanced Index Portfolio - Class A (formerly known as SSGA Emerging Markets Enhanced Index Portfolio## - Class A) Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.55%	34.45%	6.31%	—
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
US Equity	T. Rowe Price Large Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
International Equity	Templeton Foreign VIP Fund* - Class 2 Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.85%	2.29%	9.62%	9.58%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.57%	9.07%	1.42%	4.03%
US Fixed Income	Western Asset Management U.S. Government Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.50%	7.07%	0.59%	1.82%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
##
Effective April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.

Registered Fixed Account Option
The Registered Fixed Account Option is an investment option which may be available under your Contract. Please check with your Plan or your Contract to confirm You are eligible to allocate assets to the Registered Fixed Account Option.
The Registered Fixed Account Option is a part of the Company's general account. Allocations made to the Registered Fixed Account will earn a guaranteed rate of interest.
For Purchase Payments allocated to the Registered Fixed Account Option, initial interest rates are declared monthly and such rates apply to each new Purchase Payment received within that month and are guaranteed for a 12-month period. At the end of the initial 12-month Guarantee Period, a renewal interest rate will be determined for that Purchase Payment. The rate will never be less than the minimum interest rate permitted under New York law. (The minimum interest rate depends on the date your Contract was issued, but will not be less than 1%.) At the end of the initial Guarantee Period, the first renewal rate will be guaranteed to the end of that calendar year. The second and all subsequent renewal rates will be declared each January 1, and will be guaranteed through December 31 of that year.
There may be restrictions on allocations to and from the Registered Fixed Account. Please refer to the "Transfers" section of this Prospectus for additional information.
Contract Discontinuance
If your Plan discontinues the Contract, no further Purchase Payments or transfers will be allowed from the time we receive notice. Upon receipt of notice of discontinuation of the Contract, a Market Value Adjustment, if any (calculated as of a date requested by the Plan within 60 days before the date of discontinuance) will be calculated. The Market Value Adjustment is based upon the greater of the Plan's Cash Value in the Registered Fixed Account Option on the date of discontinuance or 30 days prior to the date of discontinuance. We will apply any resulting Market Value Adjustment (positive or negative) to the Plan which will then determine any application to Participants. If You are a Participant, contact your Plan Administrator/Trustee or your employer regarding whether a Market Value Adjustment will affect your Account when the Contract is terminated. We do not assess a Market Value Adjustment against the Separate Account. The negative Market Value Adjustment plus the surrender charges assessed will never exceed 10% of the amount allocated to the Registered Fixed Account Option. Under the terms of the Contract, we reserve the right to terminate the Contract when the Plan holds less than $20,000 in the Contract. A Market Value Adjustment may apply. We reserve the right to terminate a Participant's account that is less than $2,000 and Purchase Payments have not been made for at least three years.
If the Contract is discontinued because of Plan Termination due to the dissolution or liquidation of the employer under US Code Title 11 procedures, the Market Value Adjustment will not apply and the Cash Surrender Value will be distributed directly to Participants. Distribution may be in the form of cash payments, annuity options or deferred annuities. This provision does not apply to Plans established under Section 457 of the Code.
We will not terminate a Contract that includes a guaranteed death benefit if at the time of termination would otherwise occur, the guaranteed amount under any death benefit is greater than the Cash Value. However, if You are a Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Cash Value, You forfeit any guaranteed death benefit You have accrued upon termination of the Contract.

If the Contract Owner requests a full surrender of the Contract or of all Cash Value in the Registered Fixed Account Option for reasons other than those discussed above, the Company will determine the market adjusted value of the Registered Fixed Account Option.
If the Company discontinues the Contract, we will pay the Contract Owner the Cash Value of the Registered Fixed Account Option with application of the Market Value Adjustment.
Please see the Statement of Additional Information which is available at dfinview.com/metlife/PUFT/MET000259 or free of charge by contacting us at (833) 642-1008.

This Summary Prospectus incorporates by reference all of the information contained in the Prospectus and Statement of Additional Information (SAI), which are dated the same date as this Summary Prospectus, and which are legally part of this Summary Prospectus.
The Prospectus and SAI include additional information about the Deferred Annuities and the Separate Account. To view and download the Prospectus and SAI, please visit our website https://dfinview.com/metlife/PUFT/MET000259. To request a free copy of the Prospectus or SAI or to ask questions send an email to RCG@metlife.com, contact our Administrative Office or call us at (833) 642-1008.
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Class ID: C000131795